Right-of-use assets and lease liabilities (Details) - Schedule of maturities of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Maturities Of Lease Liabilities Abstract
Year 1	$ 130,200
Year 2	130,200
Year 3	130,200
Year 4	130,200
Year 5	97,650
Undiscounted lease payments	618,450
Less: unearned interest	(42,714)
Total	$ 575,736